RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 08, 2021	Jan. 13, 2021	Dec. 17, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jun. 30, 2021	Feb. 11, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note								$ 266,964
Sponsor
Related Party Transaction [Line Items]
Promissory note - related party										$ 73,295
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 75,000
Additional borrowing capacity of related party promissory note		$ 50,000
Repayment of promissory note - related party		$ 50,000
Outstanding balance of related party note				$ 0		$ 0		0
Promissory note - related party								$ 0			$ 38,588
Working Capital Loans
Related Party Transaction [Line Items]
Price of warrant				$ 1.50		$ 1.50		$ 1.50
Working capital loans				$ 0		$ 0		$ 0			$ 0
Maximum loans convertible into warrants				1,500,000		1,500,000		1,500,000
Working Capital Loans | Warrants
Related Party Transaction [Line Items]
Loan conversion agreement warrant									66,667
Working capital loans					$ 100,000		$ 100,000		$ 100,000
Maximum loans convertible into warrants					66,667		66,667
Administrative Service Fee
Related Party Transaction [Line Items]
Outstanding balance of related party note	$ 15,000
Expenses per month	25,000							$ 10,000
Expenses incurred and paid				$ 75,000	$ 191,964	$ 225,000	$ 191,964
Administrative Service Fee | Sponsor
Related Party Transaction [Line Items]
Expenses per month	10,000
Administrative Service Fee | CEO and CFO
Related Party Transaction [Line Items]
Expenses per month	$ 15,000